TRADE RECEIVABLES AND NOTES RECEIVABLES - Credit risk exposure (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
TRADE AND NOTES RECEIVABLES
Trade and notes receivables	¥ 5,874,021	$ 851,653	¥ 7,106,729
Trade receivables	4,106,396		3,031,250
Cost
TRADE AND NOTES RECEIVABLES
Trade receivables	5,055,178		4,043,972
Cost | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade receivables	2,780,524		2,332,703
Cost | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Trade receivables	860,619		153,410
Cost | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Trade receivables	112,902		237,916
Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade receivables	1,301,133		1,319,943
Accumulated Impairment
TRADE AND NOTES RECEIVABLES
Less: provision for impairment	¥ (948,782)		¥ (1,012,722)	¥ (988,802)	¥ (814,986)
Individually assessed | China Aluminum ZiBo International Trading Co.,Ltd.
TRADE AND NOTES RECEIVABLES
Expected credit loss rate			100.00%
Individually assessed | Aluminum Industry Co., Ltd., Luoyang, Henan
TRADE AND NOTES RECEIVABLES
Expected credit loss rate			100.00%
Individually assessed | Xinjiang Jiarun Resources Holdings Co., Ltd.
TRADE AND NOTES RECEIVABLES
Expected credit loss rate			100.00%
Individually assessed | Others
TRADE AND NOTES RECEIVABLES
Expected credit loss rate			98.96%
Individually assessed | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			¥ 1,085,218
Individually assessed | Cost | China Aluminum ZiBo International Trading Co.,Ltd.
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			270,419
Individually assessed | Cost | Zhuhai Hongfan nonferrous metal Chemical Co., Ltd.
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			247,163
Individually assessed | Cost | Aluminum Industry Co., Ltd., Luoyang, Henan
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			213,293
Individually assessed | Cost | Xinjiang Jiarun Resources Holdings Co., Ltd.
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			111,138
Individually assessed | Cost | Others
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			243,205
Individually assessed | Accumulated Impairment
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(835,521)
Individually assessed | Accumulated Impairment | China Aluminum ZiBo International Trading Co.,Ltd.
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(270,419)
Individually assessed | Accumulated Impairment | Aluminum Industry Co., Ltd., Luoyang, Henan
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(213,293)
Individually assessed | Accumulated Impairment | Xinjiang Jiarun Resources Holdings Co., Ltd.
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(111,138)
Individually assessed | Accumulated Impairment | Others
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(240,671)
Total | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			3,969,960
Total | Accumulated Impairment
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(113,261)
Alumina and primary aluminum | Within 1 year
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	0.56%	0.56%
Alumina and primary aluminum | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	1.23%	1.23%
Alumina and primary aluminum | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	0.41%	0.41%
Alumina and primary aluminum | Over 3 years
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	86.92%	86.92%
Alumina and primary aluminum | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			1,059,314
Alumina and primary aluminum | Cost | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			998,902
Alumina and primary aluminum | Cost | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			4,796
Alumina and primary aluminum | Cost | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			12,116
Alumina and primary aluminum | Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			43,500
Alumina and primary aluminum | Accumulated Impairment
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(43,555)
Alumina and primary aluminum | Accumulated Impairment | Within 1 year
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(5,636)
Alumina and primary aluminum | Accumulated Impairment | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(59)
Alumina and primary aluminum | Accumulated Impairment | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(50)
Alumina and primary aluminum | Accumulated Impairment | Over 3 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(37,810)
Energy | Within 1 year
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	0.16%	0.16%
Energy | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	0.35%	0.35%
Energy | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	0.64%	0.64%
Energy | Over 3 years
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	21.89%	21.89%
Energy | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			2,222,235
Energy | Cost | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			1,117,078
Energy | Cost | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			854,495
Energy | Cost | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			100,772
Energy | Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			149,890
Energy | Accumulated Impairment
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(38,232)
Energy | Accumulated Impairment | Within 1 year
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(1,752)
Energy | Accumulated Impairment | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(3,028)
Energy | Accumulated Impairment | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(645)
Energy | Accumulated Impairment | Over 3 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(32,807)
Trading | Within 1 year
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	1.58%	1.58%
Trading | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	11.73%	11.73%
Trading | Over 3 years
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	52.30%	52.30%
Trading | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			634,998
Trading | Cost | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			631,722
Trading | Cost | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			358
Trading | Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			2,918
Trading | Accumulated Impairment
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(11,545)
Trading | Accumulated Impairment | Within 1 year
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(9,977)
Trading | Accumulated Impairment | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(42)
Trading | Accumulated Impairment | Over 3 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(1,526)
Corporate and other operating segments | Within 1 year
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	1.49%	1.49%
Corporate and other operating segments | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	21.63%	21.63%
Corporate and other operating segments | Over 3 years
TRADE AND NOTES RECEIVABLES
Expected credit loss rate	97.59%	97.59%
Corporate and other operating segments | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			53,413
Corporate and other operating segments | Cost | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			32,817
Corporate and other operating segments | Cost | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			869
Corporate and other operating segments | Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			19,727
Corporate and other operating segments | Accumulated Impairment
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(19,929)
Corporate and other operating segments | Accumulated Impairment | Within 1 year
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(489)
Corporate and other operating segments | Accumulated Impairment | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			(188)
Corporate and other operating segments | Accumulated Impairment | Over 3 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment			¥ (19,252)